Acquisitions and Other - Acquisitions and Other (Details) - CAD ($) $ in Millions	Apr. 05, 2022	Feb. 01, 2021	Jan. 01, 2021	Jun. 30, 2025	Jun. 30, 2022	Jan. 31, 2021
PT Bank CIMB Niaga Tbk
Disclosure of detailed information about business combination [line items]
Bancassurance partnership, term	15 years
Bancassurance partnership, extension term	6 years
Consideration transferred					$ 508
Intangible assets					$ 18
PT Bank CIMB Niaga Tbk | Forecast
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 490
FWD
Disclosure of detailed information about business combination [line items]
Net proceeds from business acquisition		$ 17
Increase in invested assets		480
Increase in contract liabilities		$ 480
ACB
Disclosure of detailed information about business combination [line items]
Bancassurance partnership, term			15 years
Consideration transferred						$ 471